Trade Accounts Receivables Factoring Agreement	6 Months Ended
Jun. 30, 2013
Trade Acounts Receivables Factoring Agreement [Abstract]
Trade Acounts Receivables Factoring Agreement
3.  Trade Accounts Receivables Factoring Agreement

In connection with the factoring agreement, renewed on November 14, 2012 and valid until October 17, 2013, the Company transfers ownership of eligible trade accounts receivable to a third party purchaser without recourse in exchange of cash. Proceeds from the transfer reflect the face value of the account less a discount. The receivables sold pursuant to this factoring agreement are excluded from trade receivables on the consolidated balance sheets and is reflected as cash provided by operating activities on the consolidated statements of cash flows.

The third party purchaser has no recourse to the Company's assets for failure of debtors to pay when due. The Company sold $281,627 of trade accounts receivable during the period ended June 30, 2013, which is net of servicing fees of $790. During the period ended June 30, 2012, the Company sold $397,999 of trade accounts receivable, net of servicing fees of $919.